SCHEDULE OF CONDENSED BALANCE SHEET (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 1,609,079	$ 1,903,867
Due from subsidiaries	3,000,000.0
Prepaid expenses and other current assets	95,286	98,960
TOTAL CURRENT ASSETS	15,701,766	16,549,752
NON-CURRENT ASSETS
TOTAL ASSETS	39,381,135	36,412,799
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	9,741,403	9,878,050
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,350,381 and 8,330,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	835	833
Retained earnings	11,741,354	9,192,676
Accumulated other comprehensive income (loss)	710,020	222,221
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	29,133,181	26,006,884
TOTAL LIABILITIES AND EQUITY	39,381,135	36,412,799
Parent Company [Member]
CURRENT ASSETS
Cash	4,327	245,081
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	9,775,000	10,000,000
Prepaid expenses and other current assets	55,100	2,600
TOTAL CURRENT ASSETS	10,834,427	11,247,681
NON-CURRENT ASSETS
Investment in subsidiaries	18,298,754	14,759,203
TOTAL ASSETS	29,133,181	26,006,884
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,350,381 and 8,330,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	835	833
Additional paid-in capital	15,630,251	15,540,433
Retained earnings	12,792,075	10,243,397
Accumulated other comprehensive income (loss)	710,020	222,221
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	29,133,181	26,006,884
TOTAL LIABILITIES AND EQUITY	$ 29,133,181	$ 26,006,884